Pension and Postretirement Expense Level 4 (Details) - Estimated Future Plan Benefit Payments (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Estimated future contributions to defined benefit plans in 2013	$ 40
United States Pension Plans of US Entity, Defined Benefit [Member]
2014	22
2015	21
2016	20
2017	19
2018	29
2019-2023	82
Foreign Pension Plans, Defined Benefit [Member]
2014	10
2015	10
2016	12
2017	13
2018	17
2019-2023	103
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
2014	1
2015	1
2016	1
2017	1
2018	1
2019-2023	4
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
2014	0
2015	0
2016	0
2017	1
2018	1
2019-2023	3
Defined Contribution Pension [Member]
Defined Contribution Plan, Cost Recognized	15	16	14
U.S. non-qualified plans [Member]
Postemployment Benefits Liability	7	7
German Early Retirement Program [Member]
Defined Contribution Plan, Cost Recognized	1	1	3
Postemployment Benefits Liability	4	7
European Jubilee Plan [Member]
Postemployment Benefits Liability	$ 8	$ 7